Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at September 30, 2021 and December 31, 2020 consisted of:

	September 30,	December 31,
	2021	2020
Building	$2,991,771	$2,949,493
Operating equipment	2,935,047	2,758,704
Vehicle	87,782	86,828
Office equipment	100,507	26,783
Apple Orchard	1,093,230	1,041,377
Construction in progress	3,143,754	1,829,057
	10,352,091	8,692,242
Less: Accumulated depreciation	(3,195,951)	(2,425,499)
	$7,156,140	$6,266,743

For the nine months ended September 30, 2021 and 2020, depreciation expense amounted to $532,346 and $696,200, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

The construction in progress of $3,143,754 represents the investment of a black goat processing plant located in Shuangbai County, Chuxiong City, Yunnan Province, PRC.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2020 and 2019 consisted of:

	December 31,	December 31,
	2020	2019
Building	$2,949,493	$12,715,941
Operating equipment	2,758,704	2,785,557
Vehicle	86,828	81,552
Office equipment	26,783	20,762
Apple Orchard	1,041,377	789,344
Construction in progress	1,829,057	1,709,144
	8,692,242	18,102,300
Less: Accumulated depreciation	(2,425,499)	(3,008,220)
	$6,266,743	$15,094,080

For the years ended December 31, 2020 and 2019, depreciation expense amounted to $785,893 and $991,408, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

The construction in progress of $1,829,057 represents the investment of a black goat processing plant located in Shuangbai County, Chuxiong City, Yunnan Province, PRC.